NOTE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2013
Note Payable Tables
Notes payable

Notes payable is as follows:

	June 30,	December 31,
	2013	2012

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. The balance of principal and interest was paid in stock during the quarter ended March 31, 2013.	$-	$100,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	5,000

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	109,306

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 15% per annum.	3,474	-

Senior secured promissory notes dated March 23, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	825,000	-

Senior secured promissory notes dated April 19, 2013, issued to accredited investors, maturing December 19, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	250,000	-

Senior secured promissory notes dated May 3, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	200,000	-
	$1,542,780	$364,306